UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04409
Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	January 18, 2005

By:	/s/ Thomas J. Fetter
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	January 18, 2005

Alabama Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.6%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 3.5%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,021,200
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,031,320
		$2,052,520

Escrowed / Prerefunded — 3.7%
2,000	Tallassee IDB, (United Technologies), Prerefunded to 8/1/06, 6.10%, 8/1/14	2,162,380
		$2,162,380

General Obligations — 4.3%
1,125	Huntsville, 5.25%, 5/1/31	1,172,047
550	Puerto Rico, 0.00%, 7/1/15	350,020
1,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,035,760
		$2,557,827

Hospital — 7.4%
1,000	Cullman Medical Clinic Board, (Cullman Regional Medical Center), 6.50%, 2/15/23	1,000,510
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,301,313
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,036,880
910	Oneonta Eastern Healthcare Facility Financing Authority, 7.75%, 7/1/21	1,008,671
		$4,347,374

Industrial Development Revenue — 5.4%
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,086,810
750	Phenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	784,433
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	828,159
500	Selma, Solid Waste Disposal, (International Paper), (AMT), 6.00%, 12/1/17	505,525
		$3,204,927

1

Insured-Education — 10.1%
$775	Alabama Agricultural and Mechanical University, (MBIA), 5.00%, 11/1/25	$790,252
750	Auburn University, (MBIA), 5.00%, 6/1/26	763,110
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,436,025
		$5,989,387

Insured-Electric Utilities — 0.3%
165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.892%, 7/1/29 (1) (2)	185,820
		$185,820

Insured-Escrowed/Prerefunded — 8.0%
1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33 (3)	1,192,659
440	Alabama State University, (MBIA), Prerefunded to 5/1/05, 5.25%, 3/1/33	446,006
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,429,302
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,302,312
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	368,280
		$4,738,559

Insured-General Obligations — 11.9%
1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	1,521,015
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,061,700
1,000	Homewood, (MBIA), 5.00%, 9/1/31	1,009,200
700	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (1) (2)	875,245
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,546,069
		$7,013,229

Insured-Hospital — 12.4%
3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	3,016,770
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,518,720
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,071,530
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/27	1,736,190
		$7,343,210

2

Insured-Lease Revenue / Certificates of Participation — 2.3%
$770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	$867,921
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 12/1/19 (1) (2)	504,052
		$1,371,973

Insured-Special Tax Revenue — 2.1%
1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	967,250
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.111%, 7/1/28 (2) (4)	260,190
		$1,227,440

Insured-Transportation — 1.9%
500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	526,940
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	619,210
		$1,146,150

Insured-Water and Sewer — 21.4%
2,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	2,030,440
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,595,775
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	1,039,260
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	1,049,460
1,000	Opelika, Water Works Board Utility, (FSA), 5.125%, 6/1/31	1,021,540
500	Ozark, Utilities Board Water and Sewer, (AMBAC), 5.00%, 9/1/31	506,210
3,075	Prichard Water and Sewer, (AMBAC), 6.125%, 11/15/14	3,146,740
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,272,364
		$12,661,789

3

Lease Revenue/Certificates of Participation — 0.9%
$500		Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$516,745
			$516,745

Total Tax-Exempt Investments — 95.6%
(identified cost $53,707,444)			$56,519,330

Other Assets, Less Liabilities — 4.4%			$2,571,260
Net Assets— 100.0%			$59,090,590

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 73.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 32.3% of total investments.

(1)                                                                                  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2)                                                                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $1,825,307 or 3.1% of the Fund’s net assets.

(3)                                                                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)                                                                                  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

4

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/05	97 U.S. Treasury Bond	Short	$(10,672,754)	$(10,682,125)	$(9,371)
3/05	13 U.S. Treasury Note	Short	$(1,452,086)	$(1,439,750)	$12,336

					$2,965

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$53,691,188
Gross unrealized appreciation	$3,205,385
Gross unrealized depreciation	(377,243)
Net unrealized appreciation	$2,828,142

5

Arkansas Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal Amount (000’s omitted)	Security	Value
Education — 5.6%
$2,250	Conway, Public Facilities Board, (Hendrix College), 6.00%, 10/1/26	$2,313,562
		$2,313,562

Electric Utilities — 4.5%
550	Jefferson, Pollution Control, (Entergy Arkansas), 6.30%, 6/1/18	558,437

500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	510,600

750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	773,490
		$1,842,527

Escrowed / Prerefunded — 1.9%
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	795,262
		$795,262

General Obligations — 6.0%
2,750	Arkansas State College Savings, 0.00%, 6/1/14	1,856,442

250	Arkansas, (Federal Highway) Grant Anticipation Tax Revenue, 5.00%, 8/1/14	271,377

350	Puerto Rico Public Buildings Authority, 5.00%, 7/1/36	350,514
		$2,478,333

Hospital — 13.6%
500	Arkansas Development Finance Authority, (Washington Regional Medical Center), 7.375%, 2/1/29	545,245

800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	816,560

750	Baxter County, Community Hospital District, 5.625%, 9/1/28	759,052

1

$1,000	Conway, Health Facilities Board, (Conway Regional Medical Center), 6.40%, 8/1/29	$1,056,260

250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	261,405

1,250	Paragould, Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,301,138

785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	823,551
		$5,563,211

Housing — 5.1%
500	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	511,655

250	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 7.45%, 1/1/27	251,070

230	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	227,293

645	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 6.70%, 7/1/27 (1)	661,441

470	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	433,810
		$2,085,269

Industrial Development Revenue — 11.0%
400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	442,088

2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,235,620

750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	765,345

250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	271,958

1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	807,105
		$4,522,116

Insured-Education — 7.6%
310	Arkansas State University, (Consolidated Building System), (AMBAC), 5.10%, 4/1/24	321,752

750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	756,203

2

$500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	$507,295

1,000	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,012,210

500	University of Central Arkansas, (AMBAC), 6.125%, 4/1/26	533,325
		$3,130,785

Insured-Electric Utilities — 6.3%
250	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	291,958

1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,208,230

875	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (2) (3)	948,605

135	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.924%, 7/1/29 (3) (4)	152,034
		$2,600,827

Insured-Escrowed/Prerefunded — 3.1%
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	611,115

500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.492%, 7/1/32 (3) (4)	666,140
		$1,277,255

Insured-General Obligations — 3.1%
500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	285,590

500	Little Rock, School District, (FSA), 5.25%, 2/1/33	518,530

160	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (3) (4)	234,710

250	Springdale, School District, (AMBAC), 4.50%, 6/1/24	247,598
		$1,286,428

Insured-Hospital — 3.5%
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	495,405

500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	530,305

400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	414,984
		$1,440,694

3

Insured-Housing — 2.5%
$500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	$504,255

500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	506,020
		$1,010,275

Insured-Lease Revenue / Certificates of Participation — 3.2%
1,000	Arkansas Development Finance Authority,SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,014,740

240	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857% 6/1/24 (3) (4)	302,431
		$1,317,171

Insured-Other Revenue — 2.5%
500	Arkansas Development Finance Authority, (MT Magazine), (FSA), 5.00%, 1/1/20	525,885

500	University of Arkansas Parking Revenue, (MBIA), 5.00%, 7/1/29	506,450
		$1,032,335

Insured-Transportation — 0.5%
200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 11.175%, 7/1/32 (3) (4)	211,544
		$211,544

Insured-Water and Sewer — 7.7%
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	502,380

665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	672,907

500	Conway, Water Revenue, (FGIC), 5.125%, 12/1/23	520,970

1,395	Fort Smith, Water and Sewer, (FSA), 5.00%, 10/1/23	1,444,746
		$3,141,003

Special Tax Revenue — 6.0%
2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	2,454,540
		$2,454,540

4

Transportation — 1.3%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$510,045
		$510,045

Water and Sewer — 3.2%

1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22	1,037,580

250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	285,153
		$1,322,733

Total Tax-Exempt Investments — 98.2% (identified cost $38,533,837)		$40,335,915

Other Assets, Less Liabilities — 1.8%		$755,345
Net Assets— 100.0%		$41,091,260

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 40.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.1% to 12.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

5

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $2,515,464 or 6.1% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

6

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/05	75 U.S. Treasury Bond	Short	$(8,290,223)	$(8,259,375)	$30,848
3/05	85 U.S. Treasury Note	Short	(9,494,404)	(9,413,750)	80,654
					$111,502

Swap agreements outstanding at November 30, 2004:

The Fund has entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Fund will make semi-annual payments at a fixed rate equal to 5.1225% on the notional amount of $2,000,000.  The effective date of the swap is February 7, 2005.  In exchange, the Fund will receive quarterly payments at a rate equal to the three-month USD-LIBOR on the same notional amount.  The value of the contract, which terminates February 7, 2015, is recorded as a payable for open swap contracts of $45,061 at November 30, 2004

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$38,523,799
Gross unrealized appreciation	$2,201,492
Gross unrealized depreciation	(389,376)
Net unrealized appreciation	$1,812,116

Georgia Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal Amount (000’s omitted)	Security	Value
Education — 2.8%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,511,490
		$1,511,490

Electric Utilities — 4.4%
1,000	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	691,930

1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,253,500

665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	392,177
		$2,337,607

Escrowed / Prerefunded — 3.0%
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	1,004,896

500	Fulton County, Residential Elderly Care Facility Authority, (Canterbury Court), Prerefunded to 10/1/09, 6.30%, 10/1/24	578,590
		$1,583,486

General Obligations — 2.8%
300	Alpharetta, 6.50%, 5/1/10	341,844

1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,166,570
		$1,508,414

Hospital — 2.7%
500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	435,700

1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,024,240
		$1,459,940

1

Housing — 5.0%
$200	Atlanta Urban Residential Finance Authority, (New Community John Hope), (AMT), 7.25%, 6/1/07	$203,182

750	Georgia Housing Finance Authority, (AMT), 5.85%, 12/1/28	770,768

600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	615,828

500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	511,835

590	Multifamily Housing Pass Through Certificates (Laurenceville), (AMT), 6.00%, 11/1/33	608,402
		$2,710,015

Industrial Development Revenue — 13.9%
2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Proctor and Gamble), (AMT), 5.20%, 5/15/28 (1)	2,065,220

700	Cartersville, Development Authority, (Anheuser- Busch), (AMT), 5.95%, 2/1/32	731,409

1,000	Cartersville, Development Authority, (Anheuser- Busch), (AMT), 7.375%, 5/1/09	1,161,440

750	Effingham County, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	744,548

1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	877,288

968	Savannah EDA, (Intercat-Savannah, Inc.), (AMT), 9.00%, 1/1/15	895,232

1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,011,320
		$7,486,457

Insured-Education — 5.6%
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,519,185

1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,488,240
		$3,007,425

Insured-Electric Utilities — 6.5%
3,100	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,520,391
		$3,520,391

2

Insured-Escrowed/Prerefunded — 5.2%
$1,500	Atlanta Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	$1,692,900

1,000	Atlanta, Water and Sewer, (FGIC), Prerefunded to 5/1/09, 5.00%, 11/1/38	1,097,400
		$2,790,300

Insured-General Obligations — 2.5%
900	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (2) (3)	1,125,315

160	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (2) (3)	234,710
		$1,360,025

Insured-Hospital — 2.8%
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,114,270

400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 10.625%, 8/1/10 (3) (4)	405,476
		$1,519,746

Insured-Lease Revenue / Certificates of Participation — 3.1%
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.030%, 6/1/26 (3) (4)	1,183,050

400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2) (3)	504,052
		$1,687,102

Insured-Special Tax Revenue — 3.4%
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,078,600

700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	742,798
		$1,821,398

Insured-Transportation — 11.3%
785	Atlanta Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	767,204

1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/11	1,160,920

1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,205,780

1,500	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Variable Rate, 8.252%, 7/1/20 (3) (4)	1,698,585

3

$750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	$419,640

300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	307,311

500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (2) (3)	536,555
		$6,095,995

Insured-Water and Sewer — 12.7%
1,180	Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38	1,187,351

1,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,014,340

500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	502,625

2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,024,180

500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	518,580

1,000	Henry County, Water and Sewer Authority, (FGIC), 5.625%, 2/1/30	1,083,790

500	South Fulton, Water & Sewer Authority, (MBIA), 5.00%, 1/1/33	506,115
		$6,836,981

Lease Revenue/Certificates of Participation — 1.6%
1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	843,260
		$843,260

Senior Living / Life Care — 1.1%
1,385	De Kalb County, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25 (5)	561,382
		$561,382

Water and Sewer — 7.6%
1,000	De Kalb County, Water and Sewer, 5.00%, 10/1/28	1,009,050

1,000	De Kalb County, Water and Sewer, 5.125%, 10/1/31	1,021,020

1,000	Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32	1,012,990

1,000	Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24	1,056,430
		$4,099,490

Total Tax-Exempt Investments — 98.0% (identified cost $49,359,596)		$52,740,904

Other Assets, Less Liabilities — 2.0%		$1,086,523
Net Assets— 100.0%		$53,827,427

4

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 54.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.6% to 19.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $6,430,541 or 11.9% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(5)	The Fund is receiving only partial interest payments on this security.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	101 U.S. Treasury Bond	Short	$(11,184,313)	$(11,220,469)	$(36,156)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$49,286,962
Gross unrealized appreciation	$4,702,259
Gross unrealized depreciation	(1,248,317)
Net unrealized appreciation	$3,453,942

Kentucky Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.4%

Principal Amount (000’s omitted)	Security	Value

Electric Utilities — 4.9%
$3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$2,064,090
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,021,200
		$3,085,290

Escrowed / Prerefunded — 4.3%
1,000	Elsmmere, (Courtaulds Pkg, Inc.), Prerefunded to 4/1/05, 6.75%, 4/1/10	1,035,070
1,200	Florence, Housing Facilities, (Blue Grass Housing), Prerefunded to 7/1/07, 7.625%, 5/1/27	1,365,600
305	Russell, Health Systems, Prerefunded to 7/1/06, 8.10%, 7/1/15	332,682
		$2,733,352

General Obligations — 2.9%
1,465	Bowling Green, 5.30%, 6/1/19	1,585,555
250	Lexington-Fayette Urban County, (County Detention Center), 4.75%, 5/1/24	251,295
		$1,836,850

Industrial Development Revenue — 14.5%
2,000	Ashland, Solid Waste Disposal, (Ashland Oil), (AMT), 7.125%, 2/1/22	2,062,600
1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	1,504,095
1,000	Jefferson County, Pollution Control, (E.I. du Pont de Nemours), 6.30%, 7/1/12	1,028,090
900	Kenton County Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22	646,578
1,500	Perry County, Solid Waste Disposal, (TJI International), (AMT), 6.80%, 5/1/26	1,560,765
475	Powderly, (KMart Corp.), 6.90%, 3/1/07	465,357
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,859,712
		$9,127,197

1

Insured-Education — 3.4%
$2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	$2,112,880
		$2,112,880

Insured-Electric Utilities — 1.5%
2,000	Owensboro Electric Light & Power, (AMBAC), 0.00%, 1/1/20	969,220
		$969,220

Insured-Escrowed/Prerefunded — 1.7%
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,094,510
		$1,094,510

Insured-General Obligations — 2.8%
350	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (1) (2)	437,622
200	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (1) (2)	293,388
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,032,030
		$1,763,040

Insured-Hospital — 7.1%
850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	889,287
11,775	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	3,572,299
		$4,461,586

Insured-Lease Revenue / Certificates of Participation — 11.3%
1,350	Hardin County, School District Finance Corp., School Building, (FSA), 4.75%, 7/1/21	1,381,010
1,000	Kentucky Property and Buildings Commission, (FSA), 5.00%, 8/1/21	1,039,860
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,026,250
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,008,780
1,000	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	1,152,190
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,145,720
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 12/1/19 (1) (2)	378,039
		$7,131,849

2

Insured-Special Tax Revenue — 2.0%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.11%, 7/1/28 (2) (3)	$260,190
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28	1,020,370
		$1,280,560

Insured-Transportation — 16.7%
3,000	Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15 (4)	3,265,560
1,195	Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,332,007
1,000	Kentucky EDA, (State Turnpike Revitalization), (FGIC), 0.00%, 1/1/10	839,480
750	Louisville and Jefferson County, Regional Airport Authority, (MBIA), (AMT), 5.00%, 7/1/25	754,508
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,797,600
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,530,690
		$10,519,845

Insured-Water and Sewer — 8.8%
1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	1,527,315
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,009,130
1,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/30	1,009,480
2,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	2,025,220
		$5,571,145

Lease Revenue/Certificates of Participation — 9.4%
1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	736,630
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,111,764
2,000	Owensboro County, Airport Lease, (AMT), 5.875%, 6/1/15	2,042,340
		$5,890,734

3

Senior Living / Life Care — 5.1%
$3,000		Kenton County, (Highland Terrace), (AMT), FHA, 6.95%, 12/1/26	$3,209,280
			$3,209,280

Total Tax-Exempt Investments — 96.4%
(identified cost $55,975,973)			$60,787,338

Other Assets, Less Liabilities — 3.6%			$2,298,222
Net Assets— 100.0%			$63,085,560

AMBAC	-		AMBAC Financial Group, Inc.
AMT	-		Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-		Financial Guaranty Insurance Company
FSA	-		Financial Security Assurance, Inc.
MBIA	-		Municipal Bond Insurance Association
XLCA	-		XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 57.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 21.8% of total investments.

(1)                                                                                  Security has been issued as a leveraged inverse floater bond.  The stated interest rate represents the rate in effect at November 30, 2004.

(2)                                                                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $1,369,239 or 2.2% of the Fund’s net assets.

(3)                                                                                  Security has been issued as an inverse floater bond.  The stated interest rate represents the rate in effect at November 30, 2004.

(4)                                                                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/05	21 U.S. Treasury Note	Short	$(2,345,676)	$(2,325,750)	$19,926
3/05	118 U.S. Treasury Bond	Short	$(12,983,350)	$(12,994,750)	$(11,400)

					$8,526

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,904,521
Gross unrealized appreciation	$5,035,333
Gross unrealized depreciation	(152,516)
Net unrealized appreciation	$4,882,817

5

Louisiana Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Principal Amount (000’s omitted)	Security	Value
Hospital — 3.9%
$560	Louisiana Public Facilities Authority, (General Health Systems), 6.80%, 11/1/16	$596,574

500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	505,295
		$1,101,869

Housing — 5.1%
180	Louisiana HFA, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	180,468

915	Louisiana HFA, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	262,312

390	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	335,954

660	New Orleans Home Mortgage Authority, Single Family, (GNMA/FNMA), (AMT), 6.30%, 6/1/28	673,748
		$1,452,482

Industrial Development Revenue — 5.4%
475	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	489,677

500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	520,625

500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	525,740
		$1,536,042

Insured-Education — 16.1%
500	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	504,920

500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	489,940

1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,049,090

1

$750	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	$756,090

500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	508,280

1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,254,648
		$4,562,968

Insured-Electric Utilities — 7.2%
1,000	Lafayette Utilities Revenue, (MBIA), 5.00%, 11/1/28	1,016,150

1,750	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	1,035,860
		$2,052,010

Insured-Escrowed/Prerefunded — 6.5%
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (1)	1,396,741

335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.492%, 7/1/32 (2) (3)	446,314
		$1,843,055

Insured-General Obligations — 11.3%
250	Calcasieu Parish, School District, (FGIC), 5.25%, 5/1/20	269,245

500	Louisiana, (FGIC), 5.00%, 11/15/20	528,195

2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,403,167

800	New Orleans, (AMBAC), 0.00%, 9/1/16	470,384

300	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (2) (3)	375,105

120	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (2) (3)	176,033
		$3,222,129

Insured-Hospital — 2.8%
750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	793,125
		$793,125

Insured-Industrial Development Revenue — 4.4%
1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	1,260,337
		$1,260,337

2

Insured-Lease Revenue / Certificates of Participation — 4.4%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	$517,515

500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	503,810

180	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2) (3)	226,823
		$1,248,148

Insured-Other Revenue — 4.4%
500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	512,290

700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	738,269
		$1,250,559

Insured-Special Tax Revenue — 10.0%
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	798,075

1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,008,150

650	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.111%, 7/1/28 (3) (4)	676,494

350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	371,399
		$2,854,118

Other Revenue — 4.7%
350	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.834%, 10/1/32 (2) (3)	434,690

1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	903,710
		$1,338,400

Senior Living / Life Care — 4.5%
500	Louisiana HFA, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	522,390

750	Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25	767,363
		$1,289,753

3

Transportation — 7.1%
$1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	$1,028,460

1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	989,910
		$2,018,370

Total Tax-Exempt Investments — 97.8% (identified cost $26,396,209)		$27,823,365

Other Assets, Less Liabilities — 2.2%		$623,399
Net Assets— 100.0%		$28,446,764

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 68.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 35.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $2,706,858 or 9.5% of the Fund’s net assets.

4

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/05	45 U.S. Treasury Bond	Short	$(4,958,246)	$(4,955,625)	$2,621
3/05	35 U.S. Treasury Note	Short	(3,873,914)	$(3,876,250)	(2,336)
					$285

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$26,174,154
Gross unrealized appreciation	$1,775,669
Gross unrealized depreciation	(126,458)
Net unrealized appreciation	$1,649,211

Maryland Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.8%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,277,312
		$1,277,312

Education — 9.1%
4,000	Maryland HEFA, (Johns Hopkins University), 5.00%, 7/1/32 (1)	4,055,280
1,300	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/32	1,333,891
500	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/21	524,045
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	439,025
		$6,352,241

Electric Utilities — 5.5%
1,500	Calvert, PCR, (Baltimore Gas and Electric), 5.55%, 7/15/14	1,531,680
2,225	Prince George’s County, PCR, (Potomac Electric), 6.375%, 1/15/23	2,269,656
		$3,801,336

Escrowed / Prerefunded — 7.3%
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,409,831
3,250	Maryland HEFA, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39	3,713,385
		$5,123,216

General Obligations — 6.2%
1,000	Anne Arundel County, 5.00%, 3/1/16	1,078,020
1,000	Montgomery County, 5.25%, 10/1/19	1,079,510
1,100	Puerto Rico, 0.00%, 7/1/16	661,342
1,500	Puerto Rico, 5.00%, 7/1/25	1,532,025
		$4,350,897

1

Health Care - Miscellaneous — 1.9%
$1,305	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	$1,351,771
		$1,351,771

Hospital — 8.9%
1,000	Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36	1,035,740
2,000	Maryland HEFA, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,030,960
1,000	Maryland HEFA, (Lifebridge Health), 5.125%, 7/1/34	1,002,510
800	Maryland HEFA, (University of Maryland Medical System), 6.75%, 7/1/30	900,560
1,355	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/13 (2)	321,135
3,800	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/23 (2)	900,600
		$6,191,505

Housing — 3.0%
1,000	Maryland Community Development Administration Multifamily, FHA, (AMT), 6.70%, 5/15/36	1,025,360
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,034,950
		$2,060,310

Industrial Development Revenue — 1.7%
1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	925,540
240	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	241,596
		$1,167,136

Insured-Education — 7.2%
460	Maryland HEFA, (College Of Notre Dame), (MBIA), 5.30%, 10/1/18	520,163
2,850	Maryland HEFA, (Loyola College), (MBIA), 5.375%, 10/1/26	3,019,290
1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	1,450,020
		$4,989,473

2

Insured-Electric Utilities — 4.8%
$1,550	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.892%, 7/1/29 (3) (4)	$1,745,579
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,568,595
		$3,314,174

Insured-Escrowed/Prerefunded — 6.2%
1,175	Maryland HEFA, (Good Samaritan Hospital), (AMBAC), Escrowed to Maturity, 5.75%, 7/1/19	1,211,437
3,000	Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,139,290
		$4,350,727

Insured-General Obligations — 2.2%
350	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (3) (4)	437,622
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,122,920
		$1,560,542

Insured-Hospital — 7.8%
1,280	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 11.885%, 8/15/38 (3) (4)	1,490,509
660	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	696,181
3,150	Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	3,265,952
		$5,452,642

Insured-Lease Revenue / Certificates of Participation — 0.9%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 12/1/19 (3) (4)	630,065
		$630,065

Insured-Other Revenue — 1.5%
1,000	Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	1,010,970
		$1,010,970

Insured-Special Tax Revenue — 1.5%
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.111%, 7/1/28 (4) (5)	1,040,760
		$1,040,760

3

Insured-Transportation — 5.8%
$1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	$1,545,045
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,555,635
500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	543,140
335	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 12.738%, 1/1/19 (3) (4)	401,859
		$4,045,679

Insured-Water and Sewer — 7.8%
1,500	Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23	1,566,450
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	510,530
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,078,640
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,288,320
		$5,443,940

Other Revenue — 2.8%
895	Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32	918,771
1,000	Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22	1,061,680
		$1,980,451

Special Tax Revenue — 3.0%
750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	740,543
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	507,795
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	830,584
		$2,078,922

Water and Sewer — 0.7%
480	Maryland Water Quality Financing Administration Revolving Loan Fund, 6.55%, 9/1/14	481,795
		$481,795

4

Total Tax-Exempt Investments — 97.6%
(identified cost $68,557,573)		$68,055,864

Other Assets, Less Liabilities — 2.4%		$1,686,822
Net Assets— 100.0%		$69,742,686

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Maryland municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 46.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.6% to 18.5% of total investments.

(1)                                                                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)                                                                                  Defaulted bond.

(3)                                                                                  Security has been issued as a leveraged inverse floater bond.  The stated interest rate represents the rate in effect at November 30, 2004.

(4)                                                                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $5,746,394 or 8.2% of the Fund’s net assets.

(5)                                                                                  Security has been issued as an inverse floater bond.  The stated interest rate represents the rate in effect at November 30, 2004.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/05	143 U.S. Treasury Bond	Short	$(15,757,455)	$(15,747,875)	$9,580
3/05	29 U.S. Treasury Note	Short	(3,216,611)	(3,211,750)	4,861

					$14,441

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$68,526,367
Gross unrealized appreciation	$3,730,921
Gross unrealized depreciation	(4,201,424)
Net unrealized depreciation	$(470,503)

6

Missouri Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.5%
$1,500	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/33	$1,519,545
		$1,519,545

Escrowed / Prerefunded — 3.6%
1,000	Lake of the Ozarks, (Community Bridge Corp.), Prerefunded to 12/1/06, 6.40%, 12/1/25	1,099,640
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,108,730
		$2,208,370

Hospital — 11.5%
400	Joplin, IDA, (Freeman Health Systems), 5.375%, 2/15/35	394,380
1,950	Missouri HEFA, (Barnes Jewish Christian), 5.25%, 5/15/14	2,125,753
1,500	Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28	1,513,890
1,000	Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18	1,013,320
495	Missouri HEFA, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	511,667
250	Missouri HEFA, (Lake Regional Health System), 5.70%, 2/15/34	257,317
1,250	West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22	1,187,000
		$7,003,327

Housing — 2.0%
945	Jefferson County IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	915,629
190	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	192,806
95	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	95,126
		$1,203,561

1

Industrial Development Revenue — 7.8%
$755	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$720,315
650	Kansas City IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	680,725
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,035,750
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,286,016
1,000	Saint Louis, IDA, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,028,450
		$4,751,256

Insured-Education — 1.7%
1,000	Missouri HEFA, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	1,005,190
		$1,005,190

Insured-Electric Utilities — 6.4%
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,319,255
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32 (1)	1,021,310
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (2) (3)	578,176
		$3,918,741

Insured-Escrowed/Prerefunded — 4.5%
575	Missouri HEFA, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	518,558
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,221,520
		$2,740,078

Insured-General Obligations — 3.9%
900	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (2) (3)	1,125,315
2,000	Saint Charles County, (Francis Howell School District), (FGIC), 0.00%, 3/1/16	1,212,140
		$2,337,455

2

Insured-Hospital — 9.9%
$9,500	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$4,465,570
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,536,225
		$6,001,795

Insured-Housing — 2.5%
1,500	SCA, MFMR Receipts, Springfield, (FSA), 7.10%, 1/1/30	1,534,695
		$1,534,695

Insured-Lease Revenue / Certificates of Participation — 12.7%
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	461,570
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,037,760
1,830	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	594,988
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	539,217
300	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 11.925%, 7/1/36 (2) (3)	378,861
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.030%, 6/1/26 (3) (4)	1,183,050
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2) (3)	504,052
2,000	Saint Louis IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	994,020
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,038,580
		$7,732,098

Insured-Other Revenue — 1.7%
250	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.00%, 12/1/30	253,613
750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	796,928
		$1,050,541

Insured-Special Tax Revenue — 6.4%
1,000	Bi-State Development Agency, Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	1,014,060

3

$1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	$1,517,415
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	612,858
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	742,798
		$3,887,131

Insured-Transportation — 3.9%
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 12.738%, 7/1/26 (2) (3)	599,790
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	756,090
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,040,831
		$2,396,711

Insured-Water and Sewer — 2.2%
1,300	Metro Saint Louis, Metropolitan Waste Water System, (MBIA), 5.00%, 5/1/34	1,318,681
		$1,318,681

Other Revenue — 0.8%
500	Saint Louis IDA, (Saint Louis Science Center), 6.40%, 11/1/19	506,920
		$506,920

Pooled Loans — 4.6%
2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	2,806,293
		$2,806,293

Senior Living / Life Care — 6.6%
1,000	Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17	917,960
500	Lees Summit IDA, Health Facility, (John Knox Village), 5.70%, 8/15/22	522,880
1,500	Missouri HEFA, (Lutheran Senior Services), 6.375%, 2/1/27	1,547,940
1,000	Saint Louis County, IDA Health Facilities Revenue, (Jewish Center), 5.50%, 2/20/36	1,045,510
		$4,034,290

4

Transportation — 0.8%
$500		Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$494,955
			$494,955

Water and Sewer — 2.0%
520		Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	539,266
1,000		Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	680,600
			$1,219,866

Total Tax-Exempt Investments — 98.0% (identified cost $55,329,030)			$59,671,499

Other Assets, Less Liabilities — 2.0%			$1,242,930
Net Assets— 100.0%			$60,914,429

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CDC IXIS Financial Guaranty North America, Inc.

FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Missouri municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 56.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 24.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

5

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $5,112,042 or 8.4% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

6

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	101 U.S. Treasury Bond	Short	$(11,198,298)	$(11,220,469)	$(22,171)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,273,182
Gross unrealized appreciation	$4,639,668
Gross unrealized depreciation	(241,351)
Net unrealized appreciation	$4,398,317

7

North Carolina Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal Amount (000’s omitted)	Security	Value

Education — 10.9%
$2,950	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$2,979,264
300	North Carolina Educational Facilities Finance Agency, (High Point University), 5.125%, 9/1/21	310,455
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,180,203
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	887,832
		$8,357,754

Electric Utilities — 21.3%
5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	5,514,550
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,380,800
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,947,370
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,179,480
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,179,480
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7.700%, 7/1/29 (2) (3)	2,084,800
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,068,240
		$16,354,720

Escrowed / Prerefunded — 12.7%
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,117,630
1,000	New Hanover County, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,156,890
3,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	2,977,260

1

$2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17	$2,419,199
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	478,799
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,638,315
		$9,788,093

General Obligations — 2.8%
1,000	Charlotte, 5.00%, 7/1/29	1,022,020
1,000	Charlotte, 5.60%, 6/1/20	1,124,350
		$2,146,370

Hospital — 5.9%
1,750	Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31	1,737,277
1,000	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	990,910
250	North Carolina Medical Care Commission, (Novant Health, Inc.), 5.00%, 11/1/20	259,462
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,018,500
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	509,555
		$4,515,704

Housing — 3.6%
1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	1,471,330
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	306,403
875	North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27	900,638
970	Raleigh Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30 (4)	98,455
		$2,776,826

Industrial Development Revenue — 1.2%
850	Robeson County, Industrial Facilities and Pollution Control Financing Authority, (Campbell Soup), 6.40%, 12/1/06	914,796
		$914,796

2

Insured-Education — 6.1%
$1,375	East Carolina University, (AMBAC), 5.25%, 11/1/21	$1,467,428
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,329,306
1,900	University of North Carolina, (MBIA), 4.50%, 10/1/18 (1)	1,935,530
		$4,732,264

Insured-Electric Utilities — 1.0%
1,300	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	769,496
		$769,496

Insured-General Obligations — 3.4%
1,000	Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22	1,147,640
280	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (3) (5)	410,743
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,037,546
		$2,595,929

Insured-Hospital — 6.7%
1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,286,184
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,015,060
935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	893,140
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	934,095
		$5,128,479

Insured-Lease Revenue / Certificates of Participation — 0.7%
420	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 12/1/19 (3) (5)	529,255
		$529,255

Insured-Special Tax Revenue — 1.1%
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 8.111%, 7/1/28 (2) (3)	832,608
		$832,608

3

Insured-Transportation — 5.3%
$500	Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21	$524,350
1,375	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,493,635
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (3) (5)	1,073,110
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,009,520
		$4,100,615

Insured-Water and Sewer — 5.1%
1,745	Broad River, Water Authority Water System, (MBIA), 5.375%, 6/1/26	1,851,358
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	528,495
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,543,545
		$3,923,398

Lease Revenue/Certificates of Participation — 3.3%
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	1,012,850
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,510,845
		$2,523,695

Other Revenue — 1.6%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.835%, 10/1/34 (3) (5)	1,241,970
		$1,241,970

Water and Sewer — 6.3%
1,700	Charlotte, Storm Water, 5.00%, 6/1/25	1,743,197
2,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	3,082,308
		$4,825,505

Total Tax-Exempt Investments — 99.0%
(identified cost $71,813,708)		$76,057,477

Other Assets, Less Liabilities — 1.0%		$793,248
Net Assets— 100.0%		$76,850,725

AMBAC	-	AMBAC Financial Group, Inc.

4

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 29.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 12.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $6,172,486 or 8.0% of the Fund’s net assets.

(4)	Defaulted bond.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/05	150 U.S. Treasury Bond	Short	$(16,580,445)	$(16,518,750)	$61,695
3/05	150 U.S. Treasury Note	Short	$(16,754,831)	$(16,612,500)	$142,331

					$204,026

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At November 30, 2004, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.1225% on the notional amounts of $6,000,000.  The effective date of the swap is February 7, 2005.  In exchange, the Fund receives quarterly payments at a rate equal to the three-month USD-LIBOR on the same notional amount.  The value of the contract, which terminates February 7, 2015, is recorded as a payable for open swap contracts of $135,182 at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$71,702,136
Gross unrealized appreciation	$5,336,845
Gross unrealized depreciation	(981,504)
Net unrealized appreciation	$4,355,341

6

Oregon Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.8%

Principal
Amount
(000’s omitted)	Security	Value

Cogeneration — 2.5%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,033,300
		$2,033,300

Electric Utilities — 3.3%
1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	1,011,780
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,055,310
1,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	589,740
		$2,656,830

Escrowed / Prerefunded — 6.1%
2,000	Medford, Rogue Valley Memorial Hospital, Escrowed to Maturity, 6.25%, 12/1/07	2,208,640
1,000	Portland Housing Authority, MFMR, Prerefunded to 1/1/07, (Village Court), 6.00%, 1/1/27	1,072,910
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,597,515
		$4,879,065

General Obligations — 15.0%
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	741,982
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,477,348
870	Oregon Veterans Welfare, 5.25%, 10/1/42	874,498
2,155	Oregon Veterans Welfare, 5.50%, 12/1/42	2,202,819
610	Oregon Veterans Welfare, 5.90%, 10/1/17	615,832
1,250	Portland, Community College District, 5.00%, 6/1/21	1,299,537
500	Puerto Rico, 0.00%, 7/1/17	284,525
1,500	Puerto Rico, 5.00%, 7/1/25	1,532,025
		$12,028,566

Hospital — 2.7%
$2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	$2,205,514
		$2,205,514

Housing — 17.7%
945	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	838,347
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	764,445
1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	1,545,600
1,040	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	1,071,959
820	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	841,345
850	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	872,295
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,797,333
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,982,410
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,527,630
		$14,241,364

Industrial Development Revenue — 8.9%
500	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	484,945
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,503,465
670	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	677,330
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22	1,035,000
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	877,288
820	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	575,468
		$7,153,496

Insured-Education — 4.6%
$4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	$2,172,897
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,521,855
		$3,694,752

Insured-Electric Utilities — 4.0%
750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	803,730
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,061,720
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,045,730
500	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	295,960
		$3,207,140

Insured-Escrowed/Prerefunded — 4.9%
1,300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.492%, 7/1/32 (2) (3)	1,731,964
1,000	Salem-Keizer, School District No. 24J, Prerefunded to 6/1/09, (FGIC), 5.00%, 6/1/17	1,089,900
950	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), Variable Rate, 8.432%, 6/15/19 (3) (4)	1,137,986
		$3,959,850

Insured-General Obligations — 8.0%
2,000	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), 5.00%, 6/1/26 (1)	2,041,700
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	571,180
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	532,370
3,420	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/24	1,275,831
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	208,214
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	539,255
200	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (2) (3)	293,388
1,000	Yamhill County, School District No. 029J, (MBIA), 4.75%, 6/15/23	1,012,950
		$6,474,888

Insured-Hospital — 0.6%
$500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	$504,235
		$504,235

Insured-Lease Revenue / Certificates of Participation — 2.5%
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,599,945
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2) (3)	378,039
		$1,977,984

Insured-Special Tax Revenue — 2.5%
1,000	Portland, Arena Natural Gas Tax Revenue, (AMBAC), 0.00%, 6/1/17	486,380
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	1,485,596
		$1,971,976

Insured-Transportation — 0.9%
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 11.175%, 7/1/32 (2) (3)	740,404
		$740,404

Insured-Water and Sewer — 4.3%
1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	1,634,488
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,039,660
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	780,990
		$3,455,138

Other Revenue — 0.5%
300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 19.305%, 10/1/32 (2) (3)	420,984
		$420,984

Senior Living / Life Care — 2.2%
1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	1,762,600
		$1,762,600

Special Tax Revenue — 4.0%
$2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	$1,048,113
2,000	Tri-County Metropolitan Transportation District, Variable Rate, 8.01%, 8/1/19 (3) (4)	2,190,860
		$3,238,973

Transportation — 2.6%
2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	2,070,480
		$2,070,480

Total Tax-Exempt Investments — 97.8%
(identified cost $75,846,455)		$78,677,539

Other Assets, Less Liabilities — 2.2%		$1,797,693
Net Assets— 100.0%		$80,475,232

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 33.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 12.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $8,379,221 or 10.4% of the Fund’s net assets.

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
03/05	200 U.S. Treasury Bond	Short	$(22,107,260)	$(22,025,000)	$82,260
03/05	100 U.S. Treasury Note	Short	$(11,169,887)	$(11,075,000)	$94,887

					$177,147

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At November 30, 2004, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 5.1225% on the notional amount of $1,000,000.  The effective date of the swap is February 7, 2005.  In exchange, the Fund receives payments at a rate equal to the three-month USD-LIBOR on the same notional amount.  The value of the contract, which terminates on February 7, 2015, is recorded as a payable for open swap contracts of $22,530 at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$75,753,521
Gross unrealized appreciation	$4,147,670
Gross unrealized depreciation	(1,223,652)
Net unrealized appreciation	$2,924,018

South Carolina Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Principal Amount (000’s omitted)	Security	Value
Electric Utilities — 3.2%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,021,200

750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	773,490
		$1,794,690

General Obligations — 10.1%
350	Beaufort County, School District, 5.00%, 3/1/20	367,552

1,500	Charleston County, School District, 5.00%, 2/1/25	1,532,985

695	Kershaw County, School District, 5.00%, 2/1/18	732,871

600	Orangeburg County, Consolidated School District No. 5, 5.625%, 3/1/19	660,810

1,000	Puerto Rico, Variable Rate, 9.023%, 1/1/24 (1) (2)	1,162,810

1,085	Richland County, General Obligation, Sewer System, (Broad River), 5.125%, 3/1/29	1,114,599
		$5,571,627

Hospital — 7.1%
1,000	Lexington County, (Health Services District, Inc.), 5.50%, 11/1/32	1,035,360

1,000	Medical University Hospital Authority, 6.50%, 8/15/32	1,066,500

250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	255,947

1,500	South Carolina Jobs Economic Development Authority, (Palmetto Health), 6.375%, 8/1/34	1,599,510
		$3,957,317

Housing — 3.7%
1,280	South Carolina Housing Finance Authority, MFMR, (Runaway Bay Apartments), 6.20%, 12/1/20	1,323,533
695	South Carolina Housing Finance Authority, SFMR, 6.45%, 7/1/17	709,616
		$2,033,149

1

Industrial Development Revenue — 8.9%
$1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26	$1,470,350

135	Florence County, (Stone Container), 7.375%, 2/1/07	136,154

400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	280,732

1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,483,118

1,500	Spartanburg County, Solid Waste, (Bavarian Motor Works Corp.), (AMT), 7.55%, 11/1/24	1,569,300
		$4,939,654

Insured-Education — 7.6%
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,015,880

1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	1,327,162

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.856%, 7/1/33 (2) (3)	517,415

1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,342,929
		$4,203,386

Insured-Electric Utilities — 8.1%
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	1,689,075

1,000	Piedmont Municipal Power Agency, (MBIA), 4.00%, 1/1/23 (4)	914,740

750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1) (2)	813,090

1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,060,660
		$4,477,565

Insured-Escrowed/Prerefunded — 0.8%
330	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 10.492%, 7/1/32 (2) (3)	439,652
		$439,652

2

Insured-General Obligations — 3.9%
$1,300	Berkeley County, (FSA), 2.00%, 9/1/25	$845,156

1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,034,640

200	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (2) (3)	293,388
		$2,173,184

Insured-Hospital — 3.7%
1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	1,036,100

1,000	South Carolina Jobs Economic Development Authority, (Oconee Memorial Hospital), (Connie Lee), 6.15%, 3/1/25	1,028,920
		$2,065,020

Insured-Lease Revenue / Certificates of Participation — 0.9%
415	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2) (3)	522,954
		$522,954

Insured-Pooled Loans — 3.2%
1,660	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 11.175%, 8/1/27 (2) (3)	1,795,307
		$1,795,307

Insured-Special Tax Revenue — 2.4%
1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	1,075,460

260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2) (3)	275,896
		$1,351,356

Insured-Transportation — 3.0%
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 11.175%, 7/1/32 (2) (3)	349,048

1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,301,062
		$1,650,110

Insured-Utilities — 9.8%
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,229,140

1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,119,690
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,076,260
		$5,425,090

3

Insured-Water and Sewer — 14.3%
$750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	$763,868

2,000	Berkeley County, Water and Sewer System, (MBIA), 5.00%, 6/1/28	2,037,860

1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,015,060

1,000	Easley, (FSA), 5.00%, 12/1/27	1,015,880

1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,528,650

500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	507,805

1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,043,480
		$7,912,603

Other Revenue — 4.7%
550	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.834%, 10/1/23 (2) (3)	683,084

2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	1,925,860
		$2,608,944

Pooled Loans — 1.8%
1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	1,012,010
		$1,012,010

Total Tax-Exempt Investments — 97.2% (identified cost $51,371,510)		$53,933,618

Other Assets, Less Liabilities — 2.8%		$1,530,147
Net Assets— 100.0%		$55,463,765

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

4

MBIA	-	Municipal Bond Insurance Association

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at November 30, 2004, 59.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 19.6% of total investments.

(1)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, the aggregate value of the securities is $6,852,644 or 12.4% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/05	357 U.S. Treasury Bond	Short	$(13,225,740)	$(13,215,000)	$10,740
					$10,740

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$51,357,797
Gross unrealized appreciation	$2,648,297
Gross unrealized depreciation	(72,476)
Net unrealized appreciation	$2,575,821

Tennessee Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal Amount (000’s omitted)	Security	Value
Education — 3.0%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,512,810
		$1,512,810

Electric Utilities — 3.0%
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, 5.125%, 5/15/26	1,026,720

500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	510,600
		$1,537,320

Escrowed / Prerefunded — 1.6%
750	Metropolitan Government of Nashville and Davidson County, (Charity Obligated Group), Prerefunded to 11/1/10, 5.125%, 11/1/27	819,060
		$819,060

Hospital — 4.5%
500	Knox County, HEFA, (East Tennessee Hospital), 5.75%, 7/1/33	513,080

1,000	Montgomery County, (Clarksville Regional Health System), 5.375%, 1/1/28	974,790

750	Sullivan County, Health Education and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	787,785
		$2,275,655

Housing — 2.0%
550	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	564,767

425	Tennessee Housing Development Agency, (AMT), 5.75%, 7/1/24	427,053
		$991,820

1

Industrial Development Revenue — 4.5%
$750	Chattanooga, (E.I. du Pont de Nemours), 6.35%, 7/1/22	$769,987

500	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	522,890

500	Humphreys County, (E.I. du Pont de Nemours), (AMT), 6.70%, 5/1/24	511,465

500	McMinn County, (Calhoun Newsprint - Bowater), (AMT), 7.40%, 12/1/22	500,505
		$2,304,847

Insured-Cogeneration — 2.0%
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	1,009,290
		$1,009,290

Insured-Education — 5.8%
1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	1,016,510

1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,454,167

500	Tennessee State School Bond Authority, (FSA), 4.50%, 5/1/29	479,585
		$2,950,262

Insured-Electric Utilities — 18.5%
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,519,065

1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,247,890

1,750	Madison County Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,838,427

400	Memphis, Electric System, (MBIA), Variable Rate, 15.385%, 12/1/17 (1) (2)	504,400

1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (AMBAC), 5.00%, 5/15/29	1,016,180

2,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (MBIA), 0.00%, 5/15/17	1,129,400

1,000	Pleasant View Utility District, (MBIA), 5.00%, 9/1/32	1,015,370

500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	522,865

250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	255,328

250	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1) (2)	361,360
		$9,410,285

2

Insured-Escrowed/Prerefunded — 12.3%
$250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	$291,115

1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,590,030

750	Johnson, School District Sales Tax, (AMBAC), Prerefunded to 5/1/06, 6.70%, 5/1/21	796,980

1,750	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,943,830

1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,654,380
		$6,276,335

Insured-General Obligations — 11.2%
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	728,831

2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,206,350

500	Greene County, (FGIC), 5.00%, 6/1/26	509,865

500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	527,520

1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), 5.00%, 7/1/26	1,017,070

500	Lincoln County, (FGIC), 5.25%, 4/1/21	560,005

700	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (1) (2)	875,245

250	Putnam County, (FGIC), 5.25%, 4/1/20	279,898
		$5,704,784

Insured-Hospital — 4.2%
500	Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10	587,960

1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	1,524,870
		$2,112,830

Insured-Housing — 2.0%
1,000	Knox County, SCA Realty, MFMR, (FSA), 7.125%, 1/1/30	1,023,170
		$1,023,170

3

Insured-Lease Revenue / Certificates of Participation — 2.0%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.03%, 6/1/26 (2) (3)	$591,525

340	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (1) (2)	428,444
		$1,019,969

Insured-Pooled Loans — 2.0%
1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	1,027,170
		$1,027,170

Insured-Special Tax Revenue — 2.6%
1,285	Memphis-Shelby County Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	1,317,305
		$1,317,305

Insured-Transportation — 6.1%
1,500	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.00%, 3/1/24	1,635,075

1,000	Memphis-Shelby County Airport Authority,(MBIA), (AMT), 6.50%, 2/15/09	1,127,440

300	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 12.738%, 7/1/26 (1) (2)	359,874
		$3,122,389

Insured-Water and Sewer — 10.3%
1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	1,111,220

1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,111,720

2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34 (4)	2,016,400

1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,012,750
		$5,252,090

Total Tax-Exempt Investments — 97.6% (identified cost $46,438,819)		$49,667,391

Other Assets, Less Liabilities — 2.4%		$1,222,299
Net Assets— 100.0%		$50,889,690

4

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 81.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 10.1% to 33.3% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $3,120,848 or 6.1% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/04	94 U.S. Treasury Bond	Short	$(10,410,131)	$(10,442,812)	$(32,681)

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,430,218

Gross unrealized appreciation	$3,320,813

Gross unrealized depreciation	(83,640)

Net unrealized appreciation	$3,237,173

Virginia Municipals Fund	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Principal Amount (000’s omitted)	Security	Value
Education — 6.9%
$4,000	University of Virginia, 5.00%, 6/1/33	$4,062,280

3,320	Virginia College Building Authority, 4.75%, 9/1/35	3,268,540
		$7,330,820

Electric Utilities — 1.0%
1,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1) (2)	1,042,400
		$1,042,400

Escrowed / Prerefunded — 1.2%
1,165	Arlington County, Prerefunded to 6/1/09, 5.25%, 6/1/18 (3)	1,282,991
		$1,282,991

General Obligations — 3.4%
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,482,741

2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,098,340
		$3,581,081

Hospital — 6.7%
2,250	Albemarle County IDA, (Martha Jefferson Hospital), 5.25%, 10/1/35	2,285,212

1,500	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14	1,627,275

2,000	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15	2,162,740

1,000	Prince William County IDA, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,033,930
		$7,109,157

Housing — 3.0%
1,000	Alexandria Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	1,003,070

2,130	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	2,196,435
		$3,199,505

1

Industrial Development Revenue — 3.3%
$1,250	James City County IDA, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,291,400

2,275	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	2,277,707
		$3,569,107

Insured-Education — 9.7%
3,000	Virginia College Building Authority, (Regent University), (MBIA), 5.125%, 10/1/31	3,066,570

6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,238,643
		$10,305,213

Insured-Electric Utilities — 3.2%
165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 11.892%, 7/1/29 (2) (4)	185,820

700	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (2) (4)	1,011,808

1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,134,570

1,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 12.027%, 7/1/29 (2) (4)	1,126,180
		$3,458,378

Insured-General Obligations — 1.7%
1,000	Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27 (2) (4)	1,250,350

400	Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20 (2) (4)	586,776
		$1,837,126

Insured-Hospital — 12.5%
4,000	Danville IDA, (Danville Regional Medical Center), (AMBAC), 5.25%, 10/1/28	4,263,120

1,500	Henrico County, (Bon Secour Health Systems), (MBIA), 6.25%, 8/15/20	1,822,755

5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,456,950

1,600	Winchester IDA, (Winchester Medical Center), (AMBAC), Variable Rate, 10.969%, 1/21/14 (1)	1,738,416
		$13,281,241

2

Insured-Housing — 1.9%
$2,000	Virginia HDA, (MBIA), 5.375%, 7/1/36	$2,007,600
		$2,007,600

Insured-Lease Revenue / Certificates of Participation — 4.0%
2,500	Front Royal and Warren County IDA, (FSA), 5.00%, 4/1/29	2,532,400

900	Powhatan County, EDA Lease Revenue, (AMBAC), 5.25%, 7/15/33	939,735

600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2) (4)	756,078
		$4,228,213

Insured-Transportation — 15.7%
5,000	Chesapeake Bay Bridge and Tunnel Commission District, (General Resolution), (MBIA), 5.50%, 7/1/25	5,655,500

1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	991,630

1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,018,440

3,255	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,353,887

1,000	Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31	1,016,990

250	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (2) (4)	268,277

3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,346,667
		$16,651,391

Insured-Utilities — 5.0%
2,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	2,043,400

3,200	Richmond, Public Utility, (FSA), 5.00%, 1/15/33	3,233,248
		$5,276,648

Insured-Water and Sewer — 6.0%
1,000	Henry County, Public Service Authority, Water and Sewer, (FSA), 5.50%, 11/15/19	1,146,290

1,495	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,477,120

1,000	Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20	1,107,210

2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,679,700
		$6,410,320

3

Other Revenue — 2.7%
$1,250	Prince William County IDA, (Catholic Diocese Arlington), 5.50%, 10/1/33	$1,270,313

1,300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 12.835%, 10/1/34 (2) (4)	1,614,561
		$2,884,874

Special Tax Revenue — 0.9%
900	Heritage Hunt Community Development Authority, 6.85%, 3/1/19	939,528
		$939,528

Transportation — 1.2%
1,250	Virginia Transportation Board, U.S. Route 58 Corridor, 5.125%, 5/15/19	1,327,625
		$1,327,625

Water and Sewer — 7.2%
4,250	Fairfax County Water Authority, 5.00%, 4/1/21	4,656,683

1,000	Fairfax County Water Authority, 5.00%, 4/1/32	1,015,390

1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), 5.625%, 10/1/22	1,945,650
		$7,617,723

Total Tax-Exempt Investments — 97.2% (identified cost $96,063,777)		$103,340,941

Other Assets, Less Liabilities — 2.8%		$2,941,054
Net Assets— 100.0%		$106,281,995

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet

4

their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 61.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 27.9% of total investments.

(1)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $7,842,250 or 7.4% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

5

A summary of financial instruments at November 30, 2004 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/05	150 U.S. Treasury Bond	Short	$(16,527,486)	$(16,518,750)	$8,736
3/05	130 U.S. Treasury Note	Short	(14,388,823)	(14,397,500)	(8,677)
					$59

At November 30, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$95,975,125
Gross unrealized appreciation	$7,460,946
Gross unrealized depreciation	(95,130)
Net unrealized appreciation	$7,365,816